CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock Including Additional Paid in Capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings (accumulated deficit) [Member]
Balance, beginning of period at Dec. 31, 2011	$ 4,613.8	$ 4,364.3	$ 781.6	$ (532.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	221.0			221.0
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense (benefit))	407.8		407.8
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	8.0		8.0
Extinguishment of beneficial conversion feature related to the repurchase of convertible debentures	(24.0)	(24.0)
Cost of common stock and warrants repurchased	(180.2)	(180.2)
Dividends on common stock	(13.9)			(13.9)
Stock options, restricted stock and performance units	16.8	16.8
Balance, end of period at Dec. 31, 2012	5,049.3	4,176.9	1,197.4	(325.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	478.0			478.0
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense (benefit))	(463.7)		(463.7)
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	(1.9)		(1.9)
Extinguishment of beneficial conversion feature related to the repurchase of convertible debentures	(12.6)	(12.6)
Cost of common stock and warrants repurchased	(118.4)	(118.4)
Dividends on common stock	(24.6)			(24.6)
Conversion of convertible debentures	24.9	24.9
Stock options, restricted stock and performance units	24.2	24.2
Balance, end of period at Dec. 31, 2013	4,955.2	4,095.0	731.8	128.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	51.4			51.4
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense (benefit))	94.2		94.2
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	(0.7)		(0.7)
Cost of common stock and warrants repurchased	(376.5)	(376.5)
Dividends on common stock	(51.3)			(51.3)
Stock options, restricted stock and performance units	15.9	15.9
Balance, end of period at Dec. 31, 2014	$ 4,688.2	$ 3,734.4	$ 825.3	$ 128.5